UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Series, Inc.
(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Jersey City, NJ			07311
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

Item 1. Reports to Stockholders

This filing is on behalf of five of the six series of portfolios of SunAmerica Series, Inc.

SEMI-ANNUAL REPORT 2019

SunAmerica Series, Inc.

■  AIG Asset Allocation Funds

■  AIG Focused Dividend Strategy Fund

■  AIG Strategic Value Fund

■  AIG Select Dividend Growth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a Fund electronically by calling 800-858-8850 or contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. If your account is held directly at the Fund, you can inform the Fund that you wish to receive paper copies of reports by calling 800-858-8850. If your account is held through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive paper will apply to all AIG Funds in which you are invested and may apply to all funds held with your financial intermediary.

aig.com/funds

Table of Contents

A Message from the President	2
Expense Example	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Portfolio of Investments	16
Notes to Financial Statements	32

A MESSAGE FROM THE PRESIDENT — (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual update for SunAmerica Series, Inc. (the "Series"), including the AIG Multi-Asset Allocation Fund, AIG Active Allocation Fund, AIG Focused Dividend Strategy Fund, AIG Strategic Value Fund and AIG Select Dividend Growth Fund (the "Funds"), covering the six-month period ended April 30, 2019.

Overall, global equities and global bonds advanced, while commodities generated negative returns. Virtually all asset classes saw volatility surge during the period.

Following a challenging October 2018, global equities enjoyed a brief reprieve as the semi-annual period began in November 2018 with dovish† comments from U.S. Federal Reserve ("Fed") Chair Powell and seemingly encouraging progress toward China-U.S. trade talks. However, the relief rally proved short-lived, with global equities plunging in December on renewed concerns about slowing global economic growth. China's economy grew at the weakest pace in a decade, and economic growth in Europe moderated. U.S. equities suffered their largest quarterly loss during the fourth quarter of 2018 since 2011. European equities ended the quarter lower, with concerns about budget negotiations between Italy and the European Union, protests in France, Brexit†† risks and trade developments of particular focus. Pacific Basin equity markets ended the calendar year on a disappointing note, with Japanese equities underperforming the region by a substantial margin, as increased global economic growth risks weighed on Japan's export-dependent economy. On the monetary policy front, the U.S. Fed raised its interest rates by 25 basis points††† in December to the highest level in a decade. The European Central Bank (ECB) concluded its asset-purchase program but announced it would continue its reinvestment policy for an extended period of time beyond its first interest rate increase, slated for the second half of 2019.

In a sharp reversal, global equities rebounded in the first quarter of 2019 to their best quarterly return since September 2009. Though Brexit remained a key concern, markets were buoyed by productive trade negotiations between the U.S. and China and by dovish rhetoric and policy actions from the major central banks. U.S. equities rallied, supported by relatively strong fourth quarter 2018 corporate earnings and by a shift in Fed policy, wherein the Fed left its interest rates unchanged and indicated rates would likely remain stable in 2019. European equities overall also gained, as the ECB surprised markets by pushing back interest rate raises, slashing its economic growth forecast and announcing an extended liquidity policy. Pacific Basin equities rose alongside other global equity markets, though Japanese equities continued to underperform the region, as inflation there sank. In April 2019, global equities rose for the fourth consecutive month. Markets reacted positively to strong economic data, accommodative central bank policies, improving economic growth prospects in China, and rising expectations for a U.S.-China trade deal. In Europe, weakness in the manufacturing sector and Brexit uncertainty remained key concerns, though the U.K. avoided an abrupt no-deal departure from the European Union in April after European Union leaders granted the U.K. a flexible extension until the end of October 2019.

The broad global fixed income market posted a positive return during the semi-annual period overall. Sovereign yields declined across most markets for most of the semi-annual period, amid a spike in equity market volatility, increased concerns about global economic growth and more dovish central bank policies. Corporate bonds underperformed the broad fixed income market during the last months of 2018, owing to a flight to quality among investors, unresolved political issues in Europe and a sharp sell-off in energy prices, but then rebounded strongly during the first four months of 2019, benefiting from a rally in risk assets generally as investor sentiment improved.

Commodities declined in the last months of 2018 amid a sharp correction in energy prices, as concerns about increasing crude oil supplies weighed on prices. Commodities then realized one of their best quarterly performances in a decade in the first months of 2019 on improved supply and demand fundamentals and more optimistic global trade sentiment, with energy the top performer. Still, for the semi-annual period overall, energy was among the weakest commodities sectors, surpassed only by agriculture and livestock. Precious metals was the strongest commodities sector during the semi-annual period as volatility in global equity markets increased demand for what are widely considered safe-haven assets. Industrial metals also gained, benefiting from Chinese economic stimulus and improved trade sentiment.

A MESSAGE FROM THE PRESIDENT — (unaudited) (continued)

Amid these conditions, developed market equities, as measured by the 8.83% return of the MSCI World Index,* underperformed emerging market equities, as measured by the 13.76% return of the MSCI Emerging Markets Index* for the semi-annual period overall. Among the developed markets, U.S. equities, as measured by the 9.76% return of the S&P 500 Index,* outperformed non-U.S. equities, as measured by the 7.45% return of the MSCI EAFE Index.* Within the U.S. equity market, mid-cap stocks performed best, followed by large-cap stocks, and then at some distance, by small-cap stocks. Growth stocks outpaced value stocks across the capitalization spectrum. For the semi-annual period overall, U.S. bonds, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index,* and global bonds, as represented by the Bloomberg Barclays Global Aggregate Bond Index,* posted returns of 5.49% and 4.28%, respectively. The ICE BofAML U.S. Treasury Index* returned 5.05%, while international government bonds, as represented by the FTSE WGBI (USD, hedged),* returned 5.00%. Commodities, as represented by the Bloomberg Commodity Index,* returned -1.97% for the semi-annual period as a whole.

Whether you invest in any of our Funds separately or you invest in a mix of AIG Funds through our Asset Allocation Funds, we believe our mutual funds may provide valuable tools for investors and their financial advisors to help optimize their asset allocations amid whatever market conditions may arise.

On the following pages, you will find financial statements and portfolio information for each of the Series Funds for the six-month period ended April 30, 2019.

Thank you for being a part of the Series Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial advisor or get in touch with us directly at 800-858-8850 or via our website at www.aig.com/funds.

Sincerely,

Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC

Past performance is no guarantee of future results. Diversification and asset allocation do not guarantee a profit nor protect against a loss.

†  Dovish tends to suggest lower interest rates; opposite of hawkish.

††  Brexit indicates the U.K.'s path out of the European Union.

†††  A basis point is 1/100th of a percentage point.

*  The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of 23 developed markets. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of 26 emerging markets. The S&P 500 Index is an unmanaged, weighted index of 500 large company stocks that is widely-recognized as representative of the performance of the U.S. stock market. The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of 21 developed markets, excluding the US & Canada. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The ICE BofAML U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. The FTSE WGBI (World Government Bond Index) (USD, hedged) is a market capitalization-weighted bond index consisting of the government bond markets of over 20 countries, including all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US$50 billion. The Bloomberg Commodity Index is a broadly diversified index made up of 22 exchange-traded futures on physical commodities weighted to account for economic significance and market liquidity. Indices are not managed and an investor cannot invest directly into an index.

Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. The AIG Focused Dividend Strategy Fund holds up to 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market. The AIG Select Dividend Growth Fund holds up to 40 high-dividend yielding common stocks selected annually from the Russell 1000 Index. The AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund are funds-of-funds, allocated and monitored by SunAmerica Asset Management, LLC.

EXPENSE EXAMPLE — April 30, 2019 — (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Series, Inc. (the "Series"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and account maintenance fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2018 and held until April 30, 2019.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2019" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class W, the "Expenses Paid During the Six Months Ended April 30, 2019" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2019" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' Prospectuses, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2019" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class W, the "Expenses Paid During the Six Months Ended April 30, 2019" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2019" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' Prospectuses, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2019" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable, to your account. Please refer to the Funds' Prospectuses, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

EXPENSE EXAMPLE — April 30, 2019 — (unaudited) (continued)

	Actual			Hypothetical
Fund	Beginning Account Value At November 1, 2018	Ending Account Value Using Actual Return at April 30, 2019	Expenses Paid During the Six Months Ended April 30, 2019*	Beginning Account Value At November 1, 2018	Ending Account Value Using a Hypothetical 5% Annual Return at April 30, 2019*	Expenses Paid During the Six Months Ended April 30, 2019*	Annualized Expense Ratio*
AIG Multi-Asset Allocation Fund†
Class A	$1,000.00	$1,041.08	$1.06	$1,000.00	$1,023.75	$1.05	0.21%
Class B#	$1,000.00	$1,037.80	$4.55	$1,000.00	$1,020.33	$4.51	0.90%
Class C#	$1,000.00	$1,038.30	$4.55	$1,000.00	$1,020.33	$4.51	0.90%
AIG Active Allocation Fund†
Class A#	$1,000.00	$1,051.79	$1.27	$1,000.00	$1,023.55	$1.25	0.25%
Class B#	$1,000.00	$1,048.33	$4.57	$1,000.00	$1,020.33	$4.51	0.90%
Class C#	$1,000.00	$1,048.77	$4.57	$1,000.00	$1,020.33	$4.51	0.90%
AIG Focused Dividend Strategy Fund
Class A	$1,000.00	$1,060.60	$5.36	$1,000.00	$1,019.59	$5.26	1.05%
Class B	$1,000.00	$1,057.19	$8.67	$1,000.00	$1,016.36	$8.50	1.70%
Class C	$1,000.00	$1,057.86	$8.67	$1,000.00	$1,016.36	$8.50	1.70%
Class W	$1,000.00	$1,061.75	$4.35	$1,000.00	$1,020.58	$4.26	0.85%
AIG Strategic Value Fund
Class A	$1,000.00	$1,039.27	$7.23	$1,000.00	$1,017.70	$7.15	1.43%
Class C	$1,000.00	$1,035.47	$11.00	$1,000.00	$1,013.98	$10.89	2.18%
Class W#	$1,000.00	$1,038.81	$7.68	$1,000.00	$1,017.26	$7.60	1.52%
AIG Select Dividend Growth Fund
Class A#	$1,000.00	$1,066.03	$6.10	$1,000.00	$1,018.89	$5.96	1.19%
Class C#	$1,000.00	$1,062.82	$9.26	$1,000.00	$1,015.82	$9.05	1.81%
Class W#	$1,000.00	$1,066.47	$5.02	$1,000.00	$1,019.93	$4.91	0.98%

*  Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for more information.

#  During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2019" and the "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2019" and the "Annualized Expense Ratio" would have been lower.

†  Does not include the expenses of the underlying funds that the Funds bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2019" and the "Annualized Expense Ratio" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2019 — (unaudited)

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$11,140,958,861	$210,742,127	$45,906,539
Investments at value (affiliated)*	236,067,630	132,786,161	—	—	—
Repurchase agreements (cost approximates value)	—	—	24,823,000	1,909,000	564,000
Cash	—	—	102	340	510
Receivable for:
Fund shares sold	207,091	719	8,883,252	252,425	377
Dividends and interest	—	—	18,207,504	224,436	36,384
Prepaid expenses and other assets	4,091	4,244	33,520	4,885	3,992
Due from investment adviser for expense reimbursements/fee waivers	1,472	—	—	8,467	68,416
Total assets	236,280,284	132,791,124	11,192,906,239	213,141,680	46,580,218
LIABILITIES:
Payable for:
Fund shares redeemed	175,866	89,827	15,718,924	152,230	28,371
Investment advisory and management fees	19,343	10,854	4,038,280	130,538	28,170
Distribution and account maintenance fees	17,631	13,692	3,611,722	66,275	15,314
Service fees—Class W	—	—	579,537	503	225
Transfer agent fees and expenses	9,821	4,805	2,127,554	49,168	9,155
Directors' fees and expenses	1,940	1,173	27,048	384	59
Other accrued expenses	119,573	90,591	1,589,494	39,259	55,034
Due to investment adviser for expense recoupments	—	3,895	—	—	—
Total liabilities	344,174	214,837	27,692,559	438,357	136,328
Net Assets	$235,936,110	$132,576,287	$11,165,213,680	$212,703,323	$46,443,890
*Cost
Investments (unaffiliated)	$—	$—	$10,418,509,957	$199,820,101	$44,352,645
Investments (affiliated)	$233,425,743	$129,812,746	$—	$—	$—

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2019 — (unaudited) (continued)

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$1,308	$788	$63,921	$762	$314
Paid-in capital	226,005,745	123,423,940	10,046,569,798	197,002,540	44,935,762
	226,007,053	123,424,728	10,046,633,719	197,003,302	44,936,076
Total accumulated earnings (loss)	9,929,057	9,151,559	1,118,579,961	15,700,021	1,507,814
Net Assets	$235,936,110	$132,576,287	$11,165,213,680	$212,703,323	$46,443,890
Class A:
Net assets	$203,410,793	$107,131,074	$3,180,038,408	$196,401,051	$39,364,062
Shares outstanding	11,273,376	6,360,086	181,433,962	7,001,476	2,662,043
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$18.04	$16.84	$17.53	$28.05	$14.79
Maximum sales charge (5.75% of offering price)	1.10	1.03	1.07	1.71	0.90
Maximum offering price to public	$19.14	$17.87	$18.60	$29.76	$15.69
Class B:
Net assets	$13,842,631	$9,608,509	$352,091,328	$—	$—
Shares outstanding	768,478	576,336	20,273,402	—	—
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$18.01	$16.67	$17.37	$—	$—
Class C:
Net assets	$18,682,686	$15,836,704	$2,932,565,002	$12,148,254	$5,174,817
Shares outstanding	1,038,214	946,131	168,969,267	473,319	352,093
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$18.00	$16.74	$17.36	$25.67	$14.70
Class W:
Net assets	$—	$—	$4,700,518,942	$4,154,018	$1,905,011
Shares outstanding	—	—	268,537,642	148,155	129,380
Net asset value, offering and redemption price per share	$—	$—	$17.50	$28.04	$14.72

See Notes to Financial Statements.

STATEMENT OF OPERATIONS — For the six months ended April 30, 2019 — (unaudited)

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$217,538,677	$3,064,704	$752,722
Dividends (affiliated)	2,265,373	1,384,853	—	—	—
Interest (unaffiliated)	—	—	149,295	5,583	1,511
Total investment income	2,265,373	1,384,853	217,687,972	3,070,287	754,233
Expenses:
Investment advisory and management fees	115,260	64,644	24,748,317	775,491	159,736
Distribution and account maintenance fees:
Class A	—	—	5,621,642	330,614	58,151
Class B	46,686	31,683	1,773,630	—	—
Class C	62,828	52,682	14,617,686	60,280	19,507
Service fees—Class W	—	—	3,573,584	2,976	1,176
Transfer agent fees and expenses:
Class A	20,552	11,406	3,622,816	226,243	42,223
Class B	3,198	2,395	399,912	—	—
Class C	6,744	4,637	3,260,795	17,401	5,354
Class W	—	—	5,322,682	11,807	2,134
Registration fees:
Class A	17,448	14,534	38,581	5,335	19,462
Class B	6,865	6,869	10,152	—	—
Class C	7,100	7,355	30,109	2,967	14,152
Class W	—	—	42,914	12,129	12,012
Custodian and accounting fees	5,733	6,000	583,249	19,699	12,493
Reports to shareholders	26,710	12,024	499,731	23,018	13,446
Audit and tax fees	21,028	22,188	26,577	26,765	20,673
Legal fees	11,872	7,929	92,489	9,790	6,093
Directors' fees and expenses	7,461	4,257	364,478	4,757	527
Interest expense	—	—	72,793	10	85
Other expenses	11,322	10,217	135,924	11,287	8,289
Total expenses before fee waivers, expense reimbursements, and expense recoupments	370,807	258,820	64,838,061	1,540,569	395,513
Net (fees waived and expenses reimbursed) / recouped by investment advisor / distributor (Note 3)	(10,130)	(12,345)	—	(13,466)	(131,568)
Net expenses	360,677	246,475	64,838,061	1,527,103	263,945
Net investment income (loss)	1,904,696	1,138,378	152,849,911	1,543,184	490,288
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	—	—	392,519,758	3,820,176	(100,077)
Net realized gain (loss) on investments (affiliated)	(744,776)	(319,068)	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	15,495,948	9,251,479	—	—	—
Net realized gain (loss) on investments and foreign currencies	14,751,172	8,932,411	392,519,758	3,820,176	(100,077)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	—	53,079,637	2,881,628	3,048,100
Change in unrealized appreciation (depreciation) on investments (affiliated)	(7,426,135)	(3,593,160)	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(7,426,135)	(3,593,160)	53,079,637	2,881,628	3,048,100
Net realized and unrealized gain (loss) on investments and foreign currencies	7,325,037	5,339,251	445,599,395	6,701,804	2,948,023
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,229,733	$6,477,629	$598,449,306	$8,244,988	$3,438,311

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

	AIG Multi-Asset Allocation Fund		AIG Active Allocation Fund
	For the six months ended April 30, 2019 (unaudited)	For the year ended October 31, 2018	For the six months ended April 30, 2019 (unaudited)	For the year ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,904,696	$3,190,438	$1,138,378	$1,968,216
Net realized gain (loss) on investments and foreign currencies	14,751,172	10,165,042	8,932,411	7,787,655
Net unrealized gain (loss) on investments and foreign currencies	(7,426,135)	(13,581,452)	(3,593,160)	(9,248,330)
Net increase (decrease) in net assets resulting from operations	9,229,733	(225,972)	6,477,629	507,541
Distributions to shareholders from:
Distributable earnings (Class A)	(5,114,815)	(3,896,711)	(6,771,601)	(2,512,203)
Distributable earnings (Class B)	(286,748)	(303,311)	(644,855)	(243,045)
Distributable earnings (Class C)	(382,664)	(1,351,953)	(1,045,614)	(809,157)
Distributable earnings (Class I)††	—	(7,622)	—	(12,814)
Distributable earnings (Class W)	—	—	—	—
Total distributions to shareholders	(5,784,227)	(5,559,597)	(8,462,070)	(3,577,219)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(6,873,539)	(27,540,753)	139,823	(14,914,714)
Total increase (decrease) in net assets	(3,428,033)	(33,326,322)	(1,844,618)	(17,984,392)
NET ASSETS:
Beginning of period	239,364,143	272,690,465	134,420,905	152,405,297
End of period	$235,936,110	$239,364,143	$132,576,287	$134,420,905

†† See Note 1

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	AIG Focused Dividend Strategy Fund		AIG Strategic Value Fund		AIG Select Dividend Growth Fund
	For the six months ended April 30, 2019 (unaudited)	For the year ended October 31, 2018	For the six months ended April 30, 2019 (unaudited)	For the year ended October 31, 2018	For the six months ended April 30, 2019 (unaudited)	For the year ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$152,849,911	$347,347,080	$1,543,184	$2,323,518	$490,288	$579,868
Net realized gain (loss) on investments and foreign currencies	392,519,758	739,889,092	3,820,176	20,685,392	(100,077)	5,673,313
Net unrealized gain (loss) on investments and foreign currencies	53,079,637	(641,893,524)	2,881,628	(20,465,571)	3,048,100	(4,537,487)
Net increase (decrease) in net assets resulting from operations	598,449,306	445,342,648	8,244,988	2,543,339	3,438,311	1,715,694
Distributions to shareholders from:
Distributable earnings (Class A)	(199,746,673)	(443,791,376)	(21,467,180)	(1,501,993)	(5,540,100)	(2,824,812)
Distributable earnings (Class B)	(20,576,727)	(39,878,553)	—	—	—	—
Distributable earnings (Class C)	(170,137,309)	(343,002,522)	(1,223,388)	(128,012)	(300,191)	(110,023)
Distributable earnings (Class I)††	—	—	—	—	—	—
Distributable earnings (Class W)	(300,084,535)	(580,512,378)	(435,879)	(22,458)	(199,696)	(51,525)
Total distributions to shareholders	(690,545,244)	(1,407,184,829)	(23,126,447)	(1,652,463)	(6,039,987)	(2,986,360)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(1,123,998,473)	(862,553,499)	14,704,680	(27,183,754)	9,162,282	(2,143,707)
Total increase (decrease) in net assets	(1,216,094,411)	(1,824,395,680)	(176,779)	(26,292,878)	6,560,606	(3,414,373)
NET ASSETS:
Beginning of period	12,381,308,091	14,205,703,771	212,880,102	239,172,980	39,883,284	43,297,657
End of period	$11,165,213,680	$12,381,308,091	$212,703,323	$212,880,102	$46,443,890	$39,883,284

†† See Note 1

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
AIG MULTI-ASSET ALLOCATION FUND
Class A
10/31/14	$15.32	$0.17	$1.00	$1.17	$(0.32)	$—	$(0.32)	$16.17	7.79%	$184,435	0.19%		1.06%		32%
10/31/15	16.17	0.17	(0.09)	0.08	(0.25)	—	(0.25)	16.00	0.51	165,216	0.19		1.02		3
10/31/16	16.00	0.18	0.18	0.36	(0.25)	—	(0.25)	16.11	2.33	154,476	0.20		1.14		18
10/31/17	16.11	0.22	2.14	2.36	(0.21)	—	(0.21)	18.26	14.75	169,484	0.20		1.26		12
10/31/18	18.26	0.25	(0.30)	(0.05)	(0.42)	—	(0.42)	17.79	(0.30)	203,084	0.24		1.35		7
04/30/19(5)	17.79	0.15	0.55	0.70	(0.45)	—	(0.45)	18.04	4.11	203,411	0.21	(6)	1.75	(6)	2
Class B
10/31/14	$15.19	$0.06	$1.00	$1.06	$(0.21)	$—	$(0.21)	$16.04	7.04%	$32,172	0.87%		0.40%		32%
10/31/15	16.04	0.06	(0.09)	(0.03)	(0.13)	—	(0.13)	15.88	(0.17)	26,435	0.90		0.35		3
10/31/16	15.88	0.07	0.19	0.26	(0.13)	—	(0.13)	16.01	1.65	21,705	0.88		0.45		18
10/31/17	16.01	0.10	2.13	2.23	(0.09)	—	(0.09)	18.15	13.95	19,438	0.90	(4)	0.56	(4)	12
10/31/18	18.15	0.13	(0.30)	(0.17)	(0.29)	—	(0.29)	17.69	(0.99)	15,408	0.90	(4)	0.71	(4)	7
04/30/19(5)	17.69	0.09	0.56	0.65	(0.33)	—	(0.33)	18.01	3.78	13,843	0.90	(4)(6)	1.08	(4)(6)	2
Class C
10/31/14	$15.20	$0.07	$1.00	$1.07	$(0.22)	$—	$(0.22)	$16.05	7.14%	$122,388	0.83%		0.43%		32%
10/31/15	16.05	0.06	(0.09)	(0.03)	(0.14)	—	(0.14)	15.88	(0.15)	105,928	0.84		0.39		3
10/31/16	15.88	0.08	0.18	0.26	(0.14)	—	(0.14)	16.00	1.67	92,667	0.84		0.50		18
10/31/17	16.00	0.11	2.13	2.24	(0.10)	—	(0.10)	18.14	14.05	83,432	0.84		0.62		12
10/31/18	18.14	0.15	(0.32)	(0.17)	(0.30)	—	(0.30)	17.67	(0.99)	20,872	0.89		0.78		7
04/30/19(5)	17.67	0.09	0.57	0.66	(0.33)	—	(0.33)	18.00	3.83	18,683	0.90	(4)(6)	1.06	(4)(6)	2

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments).

(3)  Does not include underlying fund expenses that the Funds bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/14	10/31/15	10/31/16	10/31/17	10/31/18	04/30/19(5)(6)
AIG Multi-Asset Allocation Class B	—%	—%	—%	0.01%	0.07%	0.06%
AIG Multi-Asset Allocation Class C	—	—	—	—	—	0.06

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
AIG ACTIVE ALLOCATION FUND
Class A
10/31/14	$14.91	$0.21	$0.92	$1.13	$(0.39)	$—	$(0.39)	$15.65	7.67%	$92,459	0.22%		1.40%		38%
10/31/15	15.65	0.23	(0.17)	0.06	(0.28)	—	(0.28)	15.43	0.37	85,145	0.22		1.48		6
10/31/16	15.43	0.23	0.16	0.39	(0.31)	—	(0.31)	15.51	2.59	79,796	0.22		1.53		29
10/31/17	15.51	0.25	2.03	2.28	(0.24)	—	(0.24)	17.55	14.81	91,194	0.23		1.51		12
10/31/18	17.55	0.26	(0.23)	0.03	(0.45)	—	(0.45)	17.13	0.10	106,578	0.25	(4)	1.49	(4)	17
04/30/19(5)	17.13	0.15	0.66	0.81	(0.32)	(0.78)	(1.10)	16.84	5.18	107,131	0.25	(4)(6)	1.89	(4)(6)	4
Class B
10/31/14	$14.80	$0.11	$0.90	$1.01	$(0.29)	$—	$(0.29)	$15.52	6.95%	$18,589	0.90	%(4)	0.72	%(4)	38%
10/31/15	15.52	0.13	(0.19)	(0.06)	(0.17)	—	(0.17)	15.29	(0.38)	15,704	0.90	(4)	0.81	(4)	6
10/31/16	15.29	0.13	0.17	0.30	(0.21)	—	(0.21)	15.38	1.98	14,091	0.90	(4)	0.85	(4)	29
10/31/17	15.38	0.14	2.01	2.15	(0.13)	—	(0.13)	17.40	14.02	13,031	0.90	(4)	0.84	(4)	12
10/31/18	17.40	0.15	(0.24)	(0.09)	(0.34)	—	(0.34)	16.97	(0.56)	10,651	0.90	(4)	0.85	(4)	17
04/30/19(5)	16.97	0.10	0.64	0.74	(0.26)	(0.78)	(1.04)	16.67	4.83	9,609	0.90	(4)(6)	1.26	(4)(6)	4
Class C
10/31/14	$14.85	$0.11	$0.91	$1.02	$(0.30)	$—	$(0.30)	$15.57	6.95%	$67,520	0.86%		0.76%		38%
10/31/15	15.57	0.13	(0.18)	(0.05)	(0.17)	—	(0.17)	15.35	(0.28)	60,073	0.87		0.84		6
10/31/16	15.35	0.14	0.16	0.30	(0.21)	—	(0.21)	15.44	2.01	52,428	0.86		0.90		29
10/31/17	15.44	0.14	2.02	2.16	(0.13)	—	(0.13)	17.47	14.06	47,569	0.88		0.86		12
10/31/18	17.47	0.16	(0.26)	(0.10)	(0.34)	—	(0.34)	17.03	(0.61)	17,192	0.90	(4)	0.86	(4)	17
04/30/19(5)	17.03	0.10	0.65	0.75	(0.26)	(0.78)	(1.04)	16.74	4.88	15,837	0.90	(4)(6)	1.25	(4)(6)	4

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments).

(3)  Does not include underlying fund expenses that the Funds bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/14	10/31/15	10/31/16	10/31/17	10/31/18	04/30/19(5)(6)
AIG Active Allocation Class A	—%	—%	—%	—%	0.01%	(0.00)%
AIG Active Allocation Class B	0.02	0.04	0.08	0.05	0.12	0.13
AIG Active Allocation Class C	—	—	—	—	0.03	0.09

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
AIG FOCUSED DIVIDEND STRATEGY FUND
Class A
10/31/14	$17.46	$0.43	$1.19	$1.62	$(0.41)	$(0.57)	$(0.98)	$18.10	9.78%	$3,783,631	1.07%		2.47%		47%
10/31/15	18.10	0.39	0.62	1.01	(0.42)	(1.08)	(1.50)	17.61	6.32	4,213,860	1.06		2.26		56
10/31/16	17.61	0.51	0.12	0.63	(0.42)	(1.16)	(1.58)	16.66	4.38	4,849,219	1.05		3.16		60
10/31/17	16.66	0.45	2.28	2.73	(0.54)	(0.04)	(0.58)	18.81	16.57	4,598,192	1.04		2.52		45
10/31/18	18.81	0.47	0.15	0.62	(0.44)	(1.44)	(1.88)	17.55	3.03	3,570,189	1.04		2.57		38
04/30/19(4)	17.55	0.24	0.76	1.00	(0.24)	(0.78)	(1.02)	17.53	6.06	3,180,038	1.05	(3)	2.82	(3)	17
Class B
10/31/14	$17.36	$0.31	$1.19	$1.50	$(0.30)	$(0.57)	$(0.87)	$17.99	9.10%	$293,561	1.72%		1.82%		47%
10/31/15	17.99	0.28	0.61	0.89	(0.31)	(1.08)	(1.39)	17.49	5.61	337,033	1.71		1.61		56
10/31/16	17.49	0.41	0.13	0.54	(0.32)	(1.16)	(1.48)	16.55	3.79	381,223	1.70		2.53		60
10/31/17	16.55	0.33	2.25	2.58	(0.43)	(0.04)	(0.47)	18.66	15.73	424,998	1.69		1.85		45
10/31/18	18.66	0.35	0.15	0.50	(0.32)	(1.44)	(1.76)	17.40	2.37	378,559	1.69		1.92		38
04/30/19(4)	17.40	0.18	0.75	0.93	(0.18)	(0.78)	(0.96)	17.37	5.72	352,091	1.70	(3)	2.16	(3)	17
Class C
10/31/14	$17.36	$0.31	$1.18	$1.49	$(0.30)	$(0.57)	$(0.87)	$17.98	9.05%	$2,489,569	1.72%		1.82%		47%
10/31/15	17.98	0.28	0.61	0.89	(0.31)	(1.08)	(1.39)	17.48	5.63	3,008,527	1.71		1.61		56
10/31/16	17.48	0.40	0.13	0.53	(0.32)	(1.16)	(1.48)	16.53	3.75	3,628,575	1.70		2.51		60
10/31/17	16.53	0.33	2.26	2.59	(0.43)	(0.04)	(0.47)	18.65	15.80	3,682,928	1.69		1.87		45
10/31/18	18.65	0.35	0.14	0.49	(0.32)	(1.44)	(1.76)	17.38	2.31	3,142,587	1.69		1.92		38
04/30/19(4)	17.38	0.18	0.76	0.94	(0.18)	(0.78)	(0.96)	17.36	5.79	2,932,565	1.70	(3)	2.17	(3)	17
Class W
10/31/14	$17.46	$0.45	$1.20	$1.65	$(0.45)	$(0.57)	$(1.02)	$18.09	9.97%	$1,837,795	0.87%		2.66%		47%
10/31/15	18.09	0.42	0.63	1.05	(0.46)	(1.08)	(1.54)	17.60	6.55	2,360,858	0.86		2.46		56
10/31/16	17.60	0.53	0.14	0.67	(0.46)	(1.16)	(1.62)	16.65	4.60	3,523,472	0.85		3.30		60
10/31/17	16.65	0.47	2.29	2.76	(0.58)	(0.04)	(0.62)	18.79	16.80	5,499,586	0.84		2.67		45
10/31/18	18.79	0.51	0.15	0.66	(0.49)	(1.44)	(1.93)	17.52	3.21	5,289,972	0.84		2.77		38
04/30/19(4)	17.52	0.26	0.75	1.01	(0.25)	(0.78)	(1.03)	17.50	6.18	4,700,519	0.85	(3)	3.02	(3)	17

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load.

(3)  Annualized

(4)  Unaudited

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
AIG STRATEGIC VALUE FUND
Class A
10/31/14	$22.79	$0.24	$3.11	$3.35	$(0.17)	$(0.10)	$(0.27)	$25.87	14.83%	$190,621	1.42%		0.98%		64%
10/31/15	25.87	0.36	(0.22)	0.14	(0.27)	—	(0.27)	25.74	0.56	186,699	1.43		1.39		57
10/31/16	25.74	0.37	0.10	0.47	(0.36)	—	(0.36)	25.85	1.88	175,724	1.42		1.47		56
10/31/17	25.85	0.26	4.63	4.89	(0.36)	—	(0.36)	30.38	19.04	186,261	1.42		0.90		52
10/31/18	30.38	0.34	(0.08)	0.26	(0.25)	—	(0.25)	30.39	0.82	197,855	1.45		1.08		46
04/30/19(5)	30.39	0.21	0.78	0.99	(0.37)	(2.96)	(3.33)	28.05	3.93	196,401	1.43	(3)	1.54	(3)	53
Class C
10/31/14	$21.16	$0.07	$2.89	$2.96	$(0.06)	$(0.10)	$(0.16)	$23.96	14.08%	$61,937	2.08%		0.33%		64%
10/31/15	23.96	0.18	(0.20)	(0.02)	(0.13)	—	(0.13)	23.81	(0.09)	54,893	2.09		0.73		57
10/31/16	23.81	0.19	0.10	0.29	(0.21)	—	(0.21)	23.89	1.24	52,036	2.08		0.80		56
10/31/17	23.89	0.07	4.28	4.35	(0.20)	—	(0.20)	28.04	18.26	50,353	2.08		0.25		52
10/31/18	28.04	0.13	(0.11)	0.02	(0.07)	—	(0.07)	27.99	0.07	11,145	2.15		0.40		46
04/30/19(5)	27.99	0.10	0.71	0.81	(0.17)	(2.96)	(3.13)	25.67	3.55	12,148	2.18	(3)	0.79	(3)	53
Class W
04/20/17@-10/31/17	$28.02	$0.09	$2.26	$2.35	$—	$—	$—	$30.37	8.39%	$2,559	1.52	%(3)(4)	0.58	%(3)(4)	52%
10/31/18	30.37	0.31	(0.07)	0.24	(0.23)	—	(0.23)	30.38	0.76	3,881	1.52	(4)	1.00	(4)	46
04/30/19(5)	30.38	0.19	0.79	0.98	(0.36)	(2.96)	(3.32)	28.04	3.88	4,154	1.52	(3)(4)	1.44	(3)(4)	53

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments).

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/17		10/31/18	04/30/19(3)(5)
AIG Strategic Value Class W	3.25	%(3)	(0.14)%	0.68%

(5)  Unaudited

@  Inception date of class.

See Notes to Financial Statement

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
AIG SELECT DIVIDEND GROWTH FUND
Class A
05/02/14@-10/31/14	$15.00	$0.11	$0.73	$0.84	$(0.10)	$—	$(0.10)	$15.74	5.60%	$56,419	1.69	%(4)	1.40	%(4)	4%
10/31/15	15.74	0.34	(0.04)	0.30	(0.34)	(0.02)	(0.36)	15.68	1.94	52,244	1.48		2.08		79
10/31/16	15.68	0.24	0.71	0.95	(0.24)	(1.46)	(1.70)	14.93	7.20	39,422	1.56		1.65		69
10/31/17	14.93	0.25	2.29	2.54	(0.27)	(0.25)	(0.52)	16.95	17.19	40,917	1.63		1.57		72
10/31/18	16.95	0.23	0.40	0.63	(0.24)	(0.93)	(1.17)	16.41	3.54	36,825	1.68		1.34		77
04/30/19(5)	16.41	0.17	0.69	0.86	(0.17)	(2.31)	(2.48)	14.79	6.60	39,364	1.19	(3)(4)	2.39	(3)(4)	6
Class C
05/02/14@-10/31/14	$15.00	$0.05	$0.74	$0.79	$(0.06)	$—	$(0.06)	$15.73	5.27%	$108	2.37	%(4)	0.66	%(4)	4%
10/31/15	15.73	0.06	0.09	0.15	(0.24)	(0.02)	(0.26)	15.62	0.96	1,351	2.37		0.41		79
10/31/16	15.62	0.10	0.74	0.84	(0.12)	(1.46)	(1.58)	14.88	6.36	1,161	2.37		0.73		69
10/31/17	14.88	0.12	2.29	2.41	(0.16)	(0.25)	(0.41)	16.88	16.34	1,746	2.37		0.79		72
10/31/18	16.88	0.11	0.39	0.50	(0.12)	(0.93)	(1.05)	16.33	2.79	1,907	2.37		0.64		77
04/30/19(5)	16.33	0.09	0.72	0.81	(0.13)	(2.31)	(2.44)	14.70	6.28	5,175	1.81	(3)(4)	1.50	(3)(4)	6
Class W
05/02/14@-10/31/14	$15.00	$0.12	$0.73	$0.85	$(0.11)	$—	$(0.11)	$15.74	5.69%	$106	1.52	%(4)	1.51	%(4)	4%
10/31/15	15.74	0.32	(0.03)	0.29	(0.36)	(0.02)	(0.38)	15.65	1.86	108	1.52		2.01		79
10/31/16	15.65	0.21	0.75	0.96	(0.26)	(1.46)	(1.72)	14.89	7.25	241	1.52		1.56		69
10/31/17	14.89	0.24	2.32	2.56	(0.29)	(0.25)	(0.54)	16.91	17.37	635	1.52		1.55		72
10/31/18	16.91	0.25	0.40	0.65	(0.27)	(0.93)	(1.20)	16.36	3.70	1,151	1.52		1.46		77
04/30/19(5)	16.36	0.17	0.69	0.86	(0.19)	(2.31)	(2.50)	14.72	6.65	1,905	0.98	(3)(4)	2.52	(3)(4)	6

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments).

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/14(4)	10/31/15	10/31/16	10/31/17	10/31/18	04/30/19(4)(5)
AIG Select Dividend Growth Class A	0.00%	0.11%	0.02%	0.00%	0.01%	0.50%
AIG Select Dividend Growth Class C	19.34	2.01	0.64	0.88	0.47	1.17
AIG Select Dividend Growth Class W	19.57	19.46	5.19	2.18	1.01	2.01

(4)  Annualized

(5)  Unaudited

@  Commencement of Operations

See Notes to Financial Statements

AIG Multi-Asset Allocation Fund

PORTFOLIO PROFILE — April 30, 2019 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	51.7%
Domestic Fixed Income Investment Companies	19.6
Global Strategies Investment Companies	10.0
Foreign Equity Investment Companies	9.4
Commodity Strategy Investment Companies	9.4
100.1%

* Calculated as a percentage of net assets

AIG Multi-Asset Allocation Fund@

PORTFOLIO OF INVESTMENTS — April 30, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#—100.1%
Commodity Strategy Investment Companies—9.4%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A (cost $26,025,906)	3,333,565	$22,068,201
Domestic Equity Investment Companies—51.7%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	408,054	7,153,192
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	1,618,856	23,942,882
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	851,443	23,882,976
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	1,100,443	16,770,751
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	335,608	9,709,143
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A	537,391	14,547,170
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	1,497,563	25,862,909
Total Domestic Equity Investment Companies (cost $111,805,488)		121,869,023
Domestic Fixed Income Investment Companies—19.6%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	3,548,296	11,886,791
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	1,597,276	5,318,928
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,578,825	23,260,998
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	729,808	5,853,063
Total Domestic Fixed Income Investment Companies (cost $47,591,647)		46,319,780
Security Description	Shares	Value (Note 2)
Foreign Equity Investment Companies—9.4%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,820,189	$15,180,373
SunAmerica Equity Funds, AIG Japan Fund, Class A	1,094,844	7,050,796
Total Foreign Equity Investment Companies (cost $24,486,535)		22,231,169
Global Strategies Investment Companies—10.0%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $23,516,167)	1,552,301	23,579,457
TOTAL INVESTMENTS (cost $233,425,743)(1)	100.1%	236,067,630
Liabilities in excess of other assets	(0.1)	(131,520)
NET ASSETS	100.0%	$235,936,110

#  See Note 5

@ The AIG Active Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

(1) See Note 6 for cost of investments on a tax basis.

AIG Multi-Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — April 30, 2019 — (unaudited) (continued)

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2019 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$236,067,630	$—	$—	$236,067,630

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

AIG Active Allocation Fund

PORTFOLIO PROFILE — April 30, 2019 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	53.6%
Domestic Fixed Income Investment Companies	29.9
Foreign Equity Investment Companies	10.3
Global Strategies Investment Companies	3.5
Commodity Strategy Investment Companies	2.9
100.2%

* Calculated as a percentage of net assets

AIG Active Allocation Fund@

PORTFOLIO OF INVESTMENTS — April 30, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#—100.2%
Commodity Strategy Investment Companies—2.9%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A (cost $4,187,168)	571,923	$3,786,131
Domestic Equity Investment Companies—53.6%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	373,354	6,544,896
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A Class A	604,554	8,941,351
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	475,321	13,332,741
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	269,820	4,112,059
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	522,079	15,103,736
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A	533,888	14,452,338
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	496,586	8,576,048
Total Domestic Equity Investment Companies (cost $66,632,050)		71,063,169
Domestic Fixed Income Investment Companies—29.9%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	2,354,692	7,888,220
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	1,572,101	5,235,095
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	1,919,862	17,317,154
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	1,147,230	9,200,781
Total Domestic Fixed Income Investment Companies (cost $39,919,022)		39,641,250
Security Description	Shares	Value (Note 2)
Foreign Equity Investment Companies—10.3%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,219,367	$10,169,519
SunAmerica Equity Funds, AIG Japan Fund, Class A	549,477	3,538,633
Total Foreign Equity Investment Companies (cost $14,536,081)		13,708,152
Global Strategies Investment Companies—3.5%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $4,538,425)	302,005	4,587,459
TOTAL INVESTMENTS (cost $129,812,746)(1)	100.2%	132,786,161
Liabilities in excess of other assets	(0.2)	(209,874)
NET ASSETS	100.0%	$132,576,287

#  See Note 5

@ The AIG Active Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

(1)See Note 6 for cost of investments on a tax basis.

AIG Active Allocation Fund

PORTFOLIO OF INVESTMENTS — April 30, 2019 — (unaudited) (continued)

The following is a summary of the inputs used to value the Funds's net assets as of April 30, 2019 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$132,786,161	$—	$—	$132,786,161

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

AIG Focused Dividend Strategy Fund

PORTFOLIO PROFILE — April 30, 2019 — (unaudited)

Industry Allocation*
Semiconductor Equipment	9.3%
Oil Companies-Integrated	6.5
Tobacco	6.2
Medical-Drugs	5.9
Food-Misc./Diversified	5.8
Retail-Apparel/Shoe	5.6
Networking Products	4.1
Retail-Restaurants	3.9
Casino Hotels	3.9
Electronic Components-Semiconductors	3.8
Semiconductor Components-Integrated Circuits	3.8
Cosmetics & Toiletries	3.8
Appliances	3.6
Diversified Banking Institutions	3.5
Advertising Agencies	3.5
Beverages-Non-alcoholic	3.3
Computer Services	3.2
Telephone-Integrated	3.1
Medical-Wholesale Drug Distribution	3.1
Computers-Memory Devices	3.0
Chemicals-Diversified	3.0
Medical-Biomedical/Gene	2.9
Computers	2.7
Retail-Regional Department Stores	2.3
Repurchase Agreements	0.2
100.0%

* Calculated as a percentage of net assets

AIG Focused Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — April 30, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—99.8%
Advertising Agencies—3.5%
Omnicom Group, Inc.	4,888,798	$391,250,504
Appliances—3.6%
Whirlpool Corp.	2,892,791	401,577,247
Beverages-Non-alcoholic—3.3%
Coca-Cola Co.	7,397,924	362,942,151
Casino Hotels—3.9%
Las Vegas Sands Corp.	6,479,168	434,428,214
Chemicals-Diversified—3.0%
LyondellBasell Industries NV, Class A	3,730,838	329,171,837
Computer Services—3.2%
International Business Machines Corp.	2,562,655	359,463,617
Computers—2.7%
HP, Inc.	15,350,894	306,250,335
Computers-Memory Devices—3.0%
Western Digital Corp.	6,636,094	339,237,125
Cosmetics & Toiletries—3.8%
Procter & Gamble Co.	3,939,124	419,437,923
Diversified Banking Institutions—3.5%
JPMorgan Chase & Co.	3,401,045	394,691,272
Electronic Components- Semiconductors—3.8%
Texas Instruments, Inc.	3,637,405	428,595,431
Food-Misc./Diversified—5.8%
General Mills, Inc.	8,300,831	427,243,772
Kraft Heinz Co.	6,639,750	220,705,290
		647,949,062
Medical-Biomedical/Gene—2.9%
Gilead Sciences, Inc.	4,969,321	323,204,638
Medical-Drugs—5.9%
AbbVie, Inc.	4,055,476	321,964,240
Pfizer, Inc.	8,387,456	340,614,588
		662,578,828
Medical-Wholesale Drug Distribution—3.1%
Cardinal Health, Inc.	7,018,573	341,874,691
Networking Products—4.1%
Cisco Systems, Inc.	8,096,421	452,994,755
Oil Companies-Integrated—6.5%
Chevron Corp.	3,092,759	371,316,646
Exxon Mobil Corp.	4,474,972	359,250,752
		730,567,398
Retail-Apparel/Shoe—5.6%
Gap, Inc.	13,335,808	347,797,872
L Brands, Inc.	10,948,428	280,717,694
		628,515,566
Retail-Regional Department Stores—2.3%
Macy's, Inc.	10,831,599	254,975,841
Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Restaurants—3.9%
McDonald's Corp.	2,209,735	$436,577,344
Semiconductor Components- Integrated Circuits—3.8%
Maxim Integrated Products, Inc.	7,048,669	422,920,140
Semiconductor Equipment—9.3%
KLA-Tencor Corp.	3,970,441	506,151,819
Lam Research Corp.	2,537,838	526,423,736
		1,032,575,555
Telephone-Integrated—3.1%
Verizon Communications, Inc.	6,022,020	344,399,324
Tobacco—6.2%
Altria Group, Inc.	5,886,510	319,814,088
Philip Morris International, Inc.	4,331,862	374,965,975
		694,780,063
Total Long-Term Investment Securities (cost $10,418,509,957)		11,140,958,861
REPURCHASE AGREEMENTS—0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 04/30/2019, to be repurchased 05/01/2019 in the amount of $24,823,345 collateralized by $24,710,000 of United States Treasury Notes, bearing interest at 2.75% due 07/31/2023 and having an approximate value of $25,320,115 (cost $24,823,000)	$24,823,000	24,823,000
TOTAL INVESTMENTS (cost $10,443,332,957)(1)	100.0%	11,165,781,861
Liabilities in excess of other assets	0.0	(568,181)
NET ASSETS	100.0%	$11,165,213,680

(1) See Note 6 for cost of investments on a tax basis.

AIG Focused Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — April 30, 2019 — (unaudited) (continued)

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2019 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$11,140,958,861	$—	$—	$11,140,958,861
Repurchase Agreements	—	24,823,000	—	24,823,000
Total Investments at Value	$11,140,958,861	$24,823,000	$—	$11,165,781,861

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

AIG Strategic Value Fund

PORTFOLIO PROFILE — April 30, 2019 — (unaudited)

Industry Allocation*
Medical-Drugs	5.7%
Banks-Commercial	5.5
Investment Management/Advisor Services	4.9
Electric-Integrated	4.4
Oil Companies-Integrated	4.1
Telephone-Integrated	3.9
Instruments-Controls	3.6
Oil Companies-Exploration & Production	3.5
Real Estate Investment Trusts	3.4
Electronic Components-Semiconductors	3.1
Insurance-Property/Casualty	2.9
Networking Products	2.7
Finance-Other Services	2.7
Medical-Biomedical/Gene	2.6
Computer Services	2.6
Cosmetics & Toiletries	2.5
Insurance-Multi-line	2.3
Diversified Manufacturing Operations	2.1
Medical Instruments	2.0
Multimedia	2.0
Enterprise Software/Service	1.8
Food-Misc./Diversified	1.7
Retail-Restaurants	1.7
Tobacco	1.7
Chemicals-Diversified	1.7
Financial Guarantee Insurance	1.6
Oil Refining & Marketing	1.2
Medical-HMO	1.2
Retail-Drug Store	1.0
Schools	1.0
Beverages-Non-alcoholic	1.0
Broadcast Services/Program	0.9
Repurchase Agreements	0.9
Steel-Producers	0.8
Independent Power Producers	0.8
Airlines	0.8
Insurance-Reinsurance	0.8
Computers	0.7
Cable/Satellite TV	0.7
Finance-Investment Banker/Broker	0.7
Medical-Wholesale Drug Distribution	0.7
Aerospace/Defense-Equipment	0.7
Distribution/Wholesale	0.6
Electronic Parts Distribution	0.6
Savings & Loans/Thrifts	0.6
Containers-Metal/Glass	0.6
Food-Meat Products	0.6
Banks-Super Regional	0.5
Engineering/R&D Services	0.5
Auto/Truck Parts & Equipment-Original	0.5
Diversified Banking Institutions	0.5
Real Estate Management/Services	0.4
Building-Residential/Commercial	0.4
Medical Labs & Testing Services	0.4
Finance-Consumer Loans	0.4
Pharmacy Services	0.4
Transport-Truck	0.4
Retail-Consumer Electronics	0.4
Apparel Manufacturers	0.3
Oil-Field Services	0.3
Building & Construction Products-Misc.	0.3
Energy-Alternate Sources	0.2%
Retail-Misc./Diversified	0.2
Building-Mobile Home/Manufactured Housing	0.2
Retail-Office Supplies	0.1
100.0%

* Calculated as a percentage of net assets

AIG Strategic Value Fund

PORTFOLIO OF INVESTMENTS — April 30, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—99.1%
Aerospace/Defense-Equipment—0.7%
United Technologies Corp.	9,722	$1,386,454
Airlines—0.8%
Delta Air Lines, Inc.	27,985	1,631,246
Apparel Manufacturers—0.3%
Ralph Lauren Corp.	4,616	607,373
Auto/Truck Parts & Equipment-Original—0.5%
Lear Corp.	7,082	1,012,726
Banks-Commercial—5.5%
Bancorp, Inc.†	81,689	834,045
East West Bancorp, Inc.	56,882	2,928,285
Home BancShares, Inc.	83,569	1,603,689
Hope Bancorp, Inc.	106,539	1,497,938
OFG Bancorp	49,972	1,008,435
PacWest Bancorp	71,900	2,843,645
SVB Financial Group†	3,664	922,302
		11,638,339
Banks-Super Regional—0.5%
Comerica, Inc.	14,154	1,112,363
Beverages-Non-alcoholic—1.0%
PepsiCo, Inc.	16,027	2,052,257
Broadcast Services/Program—0.9%
Discovery, Inc., Class A†	25,818	797,776
Fox Corp., Class A†	30,359	1,183,698
		1,981,474
Building & Construction Products-Misc.—0.3%
Gibraltar Industries, Inc.†	13,903	551,532
Building-Mobile Home/Manufactured Housing—0.2%
Thor Industries, Inc.	5,859	385,932
Building-Residential/Commercial—0.4%
Lennar Corp., Class A	16,806	874,416
Cable/Satellite TV—0.7%
Comcast Corp., Class A	35,623	1,550,669
Chemicals-Diversified—1.7%
FMC Corp.	21,848	1,727,303
LyondellBasell Industries NV, Class A	20,714	1,827,596
		3,554,899
Computer Services—2.6%
DXC Technology Co.	47,205	3,103,257
International Business Machines Corp.	17,512	2,456,408
		5,559,665
Computers—0.7%
HP, Inc.	78,638	1,568,828
Containers-Metal/Glass—0.6%
Greif, Inc., Class A	32,012	1,265,114
Cosmetics & Toiletries—2.5%
Procter & Gamble Co.	50,380	5,364,462
Security Description	Shares	Value (Note 2)
Distribution/Wholesale—0.6%
HD Supply Holdings, Inc.†	29,585	$1,351,739
Diversified Banking Institutions—0.5%
Bank of America Corp.	31,396	960,090
Diversified Manufacturing Operations—2.1%
Eaton Corp. PLC	25,442	2,107,107
Parker-Hannifin Corp.	13,004	2,354,764
		4,461,871
Electric-Integrated—4.4%
AES Corp.	93,142	1,594,591
FirstEnergy Corp.	171,546	7,210,078
PG&E Corp.†	25,249	568,608
		9,373,277
Electronic Components- Semiconductors—3.1%
Intel Corp.	106,336	5,427,389
Micron Technology, Inc.†	12,164	511,618
Skyworks Solutions, Inc.	7,372	650,063
		6,589,070
Electronic Parts Distribution—0.6%
Arrow Electronics, Inc.†	15,766	1,332,385
Energy-Alternate Sources—0.2%
FutureFuel Corp.	32,991	484,638
Engineering/R&D Services—0.5%
AECOM†	31,062	1,053,002
Enterprise Software/Service—1.8%
Oracle Corp.	68,117	3,768,914
Finance-Consumer Loans—0.4%
LendingClub Corp.†	269,415	856,740
Finance-Investment Banker/Broker—0.7%
Jefferies Financial Group, Inc.	73,725	1,516,523
Finance-Other Services—2.7%
CME Group, Inc.	8,844	1,582,192
Intercontinental Exchange, Inc.	16,554	1,346,668
Nasdaq, Inc.	31,252	2,881,434
		5,810,294
Financial Guarantee Insurance—1.6%
MGIC Investment Corp.†	143,586	2,102,099
Radian Group, Inc.	58,753	1,375,995
		3,478,094
Food-Meat Products—0.6%
Tyson Foods, Inc., Class A	15,766	1,182,608
Food-Misc./Diversified—1.7%
Kraft Heinz Co.	110,390	3,669,364
Independent Power Producers—0.8%
NRG Energy, Inc.	40,037	1,648,323
Instruments-Controls—3.6%
Honeywell International, Inc.	44,263	7,685,385
Insurance-Multi-line—2.3%
Allstate Corp.	35,614	3,527,923
Assurant, Inc.	14,961	1,421,295
		4,949,218

AIG Strategic Value Fund

PORTFOLIO OF INVESTMENTS — April 30, 2019 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)
Insurance-Property/Casualty—2.9%
Hanover Insurance Group, Inc.	21,011	$2,534,137
Travelers Cos., Inc.	24,588	3,534,525
		6,068,662
Insurance-Reinsurance—0.8%
Essent Group, Ltd.†	34,354	1,630,097
Investment Management/Advisor Services—4.9%
Franklin Resources, Inc.	97,571	3,374,981
Legg Mason, Inc.	107,757	3,604,471
T. Rowe Price Group, Inc.	32,272	3,469,240
		10,448,692
Medical Instruments—2.0%
Medtronic PLC	48,971	4,349,114
Medical Labs & Testing Services—0.4%
Quest Diagnostics, Inc.	8,891	856,915
Medical-Biomedical/Gene—2.6%
Amgen, Inc.	5,112	916,684
Bio-Rad Laboratories, Inc., Class A†	8,018	2,412,857
Biogen, Inc.†	2,322	532,295
Gilead Sciences, Inc.	26,584	1,729,023
		5,590,859
Medical-Drugs—5.7%
Bristol-Myers Squibb Co.	33,086	1,536,183
Johnson & Johnson	36,535	5,158,742
Pfizer, Inc.	135,626	5,507,772
		12,202,697
Medical-HMO—1.2%
Molina Healthcare, Inc.†	4,257	551,835
WellCare Health Plans, Inc.†	7,622	1,969,144
		2,520,979
Medical-Wholesale Drug Distribution—0.7%
McKesson Corp.	12,488	1,489,194
Multimedia—2.0%
Walt Disney Co.	30,312	4,151,835
Networking Products—2.7%
Cisco Systems, Inc.	103,921	5,814,380
Oil Companies-Exploration & Production—3.5%
ConocoPhillips	60,761	3,835,234
HighPoint Resources Corp.†	185,964	509,541
Midstates Petroleum Co., Inc.†	55,272	705,824
Occidental Petroleum Corp.	39,412	2,320,579
		7,371,178
Oil Companies-Integrated—4.1%
Chevron Corp.	25,505	3,062,130
Exxon Mobil Corp.	70,472	5,657,492
		8,719,622
Oil Refining & Marketing—1.2%
Phillips 66	27,719	2,613,070
Oil-Field Services—0.3%
Baker Hughes a GE Co., LLC	24,961	599,563
Pharmacy Services—0.4%
CVS Health Corp.	14,809	805,313
Security Description	Shares/ Principal Amount	Value (Note 2)
Real Estate Investment Trusts—3.4%
Iron Mountain, Inc.	38,104	$1,237,618
Lamar Advertising Co., Class A	37,184	3,074,001
Outfront Media, Inc.	52,541	1,252,052
Simon Property Group, Inc.	9,617	1,670,473
		7,234,144
Real Estate Management/Services—0.4%
Jones Lang LaSalle, Inc.	6,059	936,540
Retail-Consumer Electronics—0.4%
Best Buy Co., Inc.	10,277	764,712
Retail-Drug Store—1.0%
Walgreens Boots Alliance, Inc.	41,233	2,208,852
Retail-Misc./Diversified—0.2%
GameStop Corp., Class A	45,616	394,578
Retail-Office Supplies—0.1%
Office Depot, Inc.	128,449	308,278
Retail-Restaurants—1.7%
McDonald's Corp.	18,212	3,598,145
Savings & Loans/Thrifts—0.6%
Sterling Bancorp	59,684	1,278,431
Schools—1.0%
Graham Holdings Co., Class B	1,527	1,135,218
Laureate Education, Inc., Class A†	58,417	919,483
		2,054,701
Steel-Producers—0.8%
Nucor Corp.	31,401	1,792,055
Telephone-Integrated—3.9%
AT&T, Inc.	91,206	2,823,738
Verizon Communications, Inc.	95,408	5,456,383
		8,280,121
Tobacco—1.7%
Philip Morris International, Inc.	41,561	3,597,520
Transport-Truck—0.4%
Knight-Swift Transportation Holdings, Inc.	23,766	792,596
Total Long-Term Investment Securities (cost $199,820,101)		210,742,127

AIG Strategic Value Fund

PORTFOLIO OF INVESTMENTS — April 30, 2019 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS—0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 04/30/2019, to be repurchased 05/01/2019 in the amount of $1,909,027 and collateralized by $1,905,000 of United States Treasury Notes, bearing interest at 2.75% due 07/31/2023 and having an approximate value of $1,952,036. (cost $1,909,000)	$1,909,000	$1,909,000
TOTAL INVESTMENTS (cost $201,729,101)(1)	100.0%	212,651,127
Other assets less liabilities	0.0	52,196
NET ASSETS	100.0%	$212,703,323

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Funds's net assets as of April 30, 2019 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stock	$210,742,127	$—	$—	$210,742,127
Repurchase Agreements	—	1,909,000	—	1,909,000
	$210,742,127	$1,909,000	$—	$212,651,127

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

AIG Select Dividend Growth Fund

PORTFOLIO PROFILE — April 30, 2019 — (unaudited)

Industry Allocation*
Retail-Apparel/Shoe	7.2%
Advertising Agencies	5.6
Investment Management/Advisor Services	5.0
Containers-Paper/Plastic	4.0
Oil Refining & Marketing	3.9
Semiconductor Components-Integrated Circuits	3.3
Networking Products	3.2
Food-Meat Products	3.1
Engines-Internal Combustion	3.0
Commercial Services	2.9
Diversified Manufacturing Operations	2.9
Semiconductor Equipment	2.8
Appliances	2.7
Human Resources	2.7
Electronic Components-Semiconductors	2.7
Aerospace/Defense	2.7
Commercial Services-Finance	2.7
Steel-Producers	2.6
Medical-Wholesale Drug Distribution	2.5
Airlines	2.5
Retail-Catalog Shopping	2.5
Hotels/Motels	2.5
Retail-Mail Order	2.5
Apparel Manufacturers	2.4
Food-Misc./Diversified	2.4
Medical-Biomedical/Gene	2.3
Tobacco	2.3
Distribution/Wholesale	2.3
Insurance-Multi-line	2.3
Computers-Memory Devices	2.0
Pharmacy Services	2.0
Chemicals-Diversified	2.0
Finance-Investment Banker/Broker	1.9
Retail-Regional Department Stores	1.5
Repurchase Agreements	1.2
100.1%

* Calculated as a percentage of net assets

AIG Select Dividend Growth Fund

PORTFOLIO OF INVESTMENTS — April 30, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—98.9%
Advertising Agencies—5.6%
Interpublic Group of Cos., Inc.	52,869	$1,215,987
Omnicom Group, Inc.	17,213	1,377,556
		2,593,543
Aerospace/Defense—2.7%
Lockheed Martin Corp.	3,729	1,242,988
Airlines—2.5%
Delta Air Lines, Inc.	20,146	1,174,310
Apparel Manufacturers—2.4%
Hanesbrands, Inc.	62,722	1,133,387
Appliances—2.7%
Whirlpool Corp.	9,174	1,273,535
Chemicals-Diversified—2.0%
LyondellBasell Industries NV, Class A	10,375	915,386
Commercial Services—2.9%
Nielsen Holdings PLC	53,158	1,357,124
Commercial Services-Finance—2.7%
H&R Block, Inc.	45,162	1,228,858
Computers-Memory Devices—2.0%
Western Digital Corp.	18,025	921,438
Containers-Paper/Plastic—4.0%
Packaging Corp. of America	10,563	1,047,427
WestRock Co.	21,235	814,999
		1,862,426
Distribution/Wholesale—2.3%
KAR Auction Services, Inc.	18,864	1,065,439
Diversified Manufacturing Operations—2.9%
Illinois Tool Works, Inc.	8,558	1,331,882
Electronic Components- Semiconductors—2.7%
Texas Instruments, Inc.	10,609	1,250,058
Engines-Internal Combustion—3.0%
Cummins, Inc.	8,326	1,384,531
Finance-Investment Banker/Broker—1.9%
Lazard, Ltd., Class A	23,054	896,340
Food-Meat Products—3.1%
Tyson Foods, Inc., Class A	19,407	1,455,719
Food-Misc./Diversified—2.4%
Ingredion, Inc.	11,950	1,132,262
Hotels/Motels—2.5%
Wyndham Destinations, Inc.	26,351	1,147,850
Human Resources—2.7%
ManpowerGroup, Inc.	13,037	1,252,073
Insurance-Multi-line—2.3%
Assurant, Inc.	10,990	1,044,050
Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services—5.0%
Franklin Resources, Inc.	36,393	$1,258,834
T. Rowe Price Group, Inc.	9,969	1,071,667
		2,330,501
Medical-Biomedical/Gene—2.3%
Amgen, Inc.	6,008	1,077,355
Medical-Wholesale Drug Distribution—2.5%
Cardinal Health, Inc.	24,131	1,175,421
Networking Products—3.2%
Cisco Systems, Inc.	26,677	1,492,578
Oil Refining & Marketing—3.9%
Marathon Petroleum Corp.	14,432	878,476
Valero Energy Corp.	10,123	917,751
		1,796,227
Pharmacy Services—2.0%
CVS Health Corp.	16,914	919,783
Retail-Apparel/Shoe—7.2%
Foot Locker, Inc.	24,347	1,392,892
Gap, Inc.	37,278	972,210
L Brands, Inc.	37,384	958,526
		3,323,628
Retail-Catalog Shopping—2.5%
MSC Industrial Direct Co., Inc., Class A	13,755	1,150,606
Retail-Mail Order—2.5%
Williams-Sonoma, Inc.	20,057	1,146,659
Retail-Regional Department Stores—1.5%
Macy's, Inc.	29,221	687,862
Semiconductor Components-Integrated Circuits—3.3%
QUALCOMM, Inc.	18,018	1,551,890
Semiconductor Equipment—2.8%
KLA-Tencor Corp.	10,222	1,303,101
Steel-Producers—2.6%
Reliance Steel & Aluminum Co.	13,192	1,213,136
Tobacco—2.3%
Altria Group, Inc.	19,779	1,074,593
Total Long-Term Investment Securities (cost $44,352,645)		45,906,539

AIG Select Dividend Growth Fund

PORTFOLIO OF INVESTMENTS — April 30, 2019 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS—1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 04/30/2019, to be repurchased 05/01/2019 in the amount of $564,008 collateralized by $565,000 of United States Treasury Notes, bearing interest at 2.75% due 07/31/2023 and having an approximate value of $578,950 (cost $564,000)	$564,000	$564,000
TOTAL INVESTMENTS (cost $44,916,645)(1)	100.1%	46,470,539
Liabilities in excess of other assets	(0.1)	(26,649)
NET ASSETS	100.0%	$46,443,890

(1) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2019 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$45,906,539	$—	$—	$45,906,539
Repurchase Agreements	—	564,000	—	564,000
Total Investments at Value	$45,906,539	$564,000	$—	$46,470,539

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS — April 30, 2019 — (unaudited)

Note 1.  Organization

SunAmerica Series, Inc. (the "Series"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Series is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). The Series consists of six separate mutual funds, five of which are included in this report and are currently offered for sale (each a "Fund" and collectively, the "Funds"). With respect to the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund, each of these Funds has a principal investment technique to invest in a combination of affiliated SunAmerica funds as described below (collectively, the "Underlying Funds").

The investment goals and principal investment techniques for each of the Funds are as follows:

AIG Multi-Asset Allocation Fund seeks growth of capital through allocation of assets among a combination of AIG funds that invest in equity and fixed income securities. The Fund may also invest in the AIG Commodity Strategy Fund, AIG Global Trends Fund and the AIG Income Explorer Fund. In addition, the Fund may invest in any other affiliated AIG fund, including the AIG Government Money Market Fund. The Fund may also invest in exchange-traded funds ("ETFs"), although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available.

AIG Active Allocation Fund seeks growth of capital and conservation of principal through allocation of assets among a combination of AIG funds that invest in equity and fixed income securities. The Fund may also invest in the AIG Commodity Strategy Fund, AIG Global Trends Fund and the AIG Income Explorer Fund. In addition, the Fund may invest in any other affiliated AIG fund, including the AIG Government Money Market Fund. The Fund may also invest in ETFs, although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available.

AIG Focused Dividend Strategy Fund seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

AIG Strategic Value Fund seeks long-term growth of capital by employing a "buy and hold" strategy with approximately 100 securities selected annually from the Russell 3000 Value Index.

AIG Select Dividend Growth Fund seeks capital appreciation, and secondarily, current income by employing a "buy and hold" strategy with up to forty dividend paying equity securities selected annually from the Russell 1000® Index. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend paying equity securities.

The AIG Asset Allocation Strategy Funds: AIG Multi-Asset Allocation and AIG Active Allocation, ("Strategy Funds") invest in various AIG funds, some of which are not presented in this report. Additional information on the Underlying Funds is available at our website, www.aig.com/funds.

The Funds are diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

Classes of Shares: Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within one year of purchase.

Class B shares—  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

NOTES TO FINANCIAL STATEMENTS — April 30, 2019 — (unaudited) (continued)

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective March 1, 2018, Class C shares will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class I shares—  Class I shares of the AIG Multi-Asset Allocation Fund were liquidated effective September 7, 2018.

Class W shares—  Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, with Class B and Class C shares being subject to higher distribution fee rates. Class W shares have not adopted a 12b-1 Plan and make no payments thereunder, however, Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services. For the Strategy Funds, only Class B shares and Class C shares make distribution fee payments.

Indemnification: Under the Series' organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Series. In addition, pursuant to Indemnification Agreements between the Series and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Series (collectively, the "Disinterested Directors"), the Series provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Series, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Series enters into contracts that contain the obligation to indemnify others. The Series' maximum exposure under these arrangements is unknown. Currently, however, the Series expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets,

NOTES TO FINANCIAL STATEMENTS — April 30, 2019 — (unaudited) (continued)

adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds' assets and liabilities classified in the fair value hierarchy as of April 30, 2019, is reported on a schedule at the end of each Fund's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

NOTES TO FINANCIAL STATEMENTS — April 30, 2019 — (unaudited) (continued)

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds' counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of April 30, 2019, the repurchase agreements held by the Funds are subject to master netting agreements. See each Fund's Portfolio of Investments and Notes to Financial Statements for more information about a Fund's holdings in repurchase agreements.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS — April 30, 2019 — (unaudited) (continued)

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions received from a Fund's investments in U.S. real estate investment trusts ("REITS") often include a "return of capital" which is recorded as a reduction to the cost basis of the securities held. The Strategy Funds invest in a combination of AIG Funds including funds investing in fixed income securities. Distributions from income from Underlying Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from Underlying Funds, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Strategy Funds, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Funds and do not include indirect expenses borne by each Strategy Fund in connection with its investment in the Underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the AIG Active Allocation Fund, AIG Focused Dividend Strategy Fund, and AIG Select Dividend Growth Fund. All other Funds pay annually. Capital gain distributions, if any, are paid annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2017 or expected to be taken in each Fund's 2018 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

NOTES TO FINANCIAL STATEMENTS — April 30, 2019 — (unaudited) (continued)

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

New Accounting Pronouncements: In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. The final rule became effective on November 5, 2018. All required changes have been made in accordance with Regulation S-X.

In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018-13 "Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Note 3.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Series, on behalf of each Fund, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Funds and administers their corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Fund to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows:

Fund	Percentage
AIG Multi-Asset Allocation	0.10%
AIG Active Allocation	0.10%
AIG Focused Dividend Strategy	0.60% on the first $1.5 billion
0.50% on the next $1.5 billion
0.40% on assets over $3 billion
AIG Strategic Value	0.75%
AIG Select Dividend Growth	0.75%

SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and

NOTES TO FINANCIAL STATEMENTS — April 30, 2019 — (unaudited) (continued)

expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Funds' business. The contractual expense waivers and fee reimbursements will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors.

Fund	Percentage
AIG Strategic Value Class A	1.72%
AIG Strategic Value Class C	2.37%
AIG Strategic Value Class W	1.52%
AIG Select Dividend Growth Class A†	1.13%
AIG Select Dividend Growth Class C†	1.78%
AIG Select Dividend Growth Class W†	0.93%

Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategy Funds, so that the annual operating expenses for the following classes do not exceed the amounts set forth below. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses do not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Funds' business. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

Fund	Percentage
AIG Multi-Asset Allocation Class A	0.25%
AIG Multi-Asset Allocation Class B	0.90%
AIG Multi-Asset Allocation Class C	0.90%
AIG Active Allocation Class A	0.25%
AIG Active Allocation Class B	0.90%
AIG Active Allocation Class C	0.90%

For the six months ended April 30, 2019, pursuant to the contractual and voluntary expense limitations in the above table SunAmerica has waived and/or reimbursed expenses as follows:

Fund	Other Expenses Reimbursed
AIG Select Dividend Growth	$45,014
Fund	Class Specific Expenses Reimbursed
AIG Multi-Asset Allocation Class B	$4,443
AIG Multi-Asset Allocation Class C	5,687
AIG Active Allocation Class A	331
AIG Active Allocation Class B	6,412
AIG Active Allocation Class C	7,529
AIG Strategic Value Class W	13,466
AIG Select Dividend Growth Class A	53,592
AIG Select Dividend Growth Class C	18,866
AIG Select Dividend Growth Class W	14,096

†  Prior to November 19, 2018, pursuant to an Expense Limitation Agreement with AIG Select Dividend Growth Fund, SunAmerica was contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceeded 1.72%, 2.37% and 1.52% for Class A, Class C and Class W shares, respectively.

NOTES TO FINANCIAL STATEMENTS — April 30, 2019 — (unaudited) (continued)

For the six months ended April 30, 2019, the amounts recouped by SunAmerica are as follows:

Fund	Class Specific Expenses Recouped
AIG Active Allocation Class A	$1,927

At April 30, 2019, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

	Other Expenses Reimbursed
Fund	October 31, 2019	October 31, 2020	April 30, 2021
AIG Select Dividend Growth	$—	$—	$45,014
	Class Specific Expenses Reimbursed
Fund	October 31, 2019	October 31, 2020	April 30, 2021
AIG Multi-Asset Allocation Class B	$2,279	$12,814	$4,443
AIG Multi-Asset Allocation Class C	—	—	5,687
AIG Active Allocation Class A	—	13,975	331
AIG Active Allocation Class B	2,311	14,861	6,412
AIG Active Allocation Class C	—	9,674	7,529
AIG Strategic Value Class W	13,090	10,864	13,466
AIG Select Dividend Growth Class A	—	—	53,592
AIG Select Dividend Growth Class C	10,488	9,504	18,866
AIG Select Dividend Growth Class W	12,093	10,592	14,096

The Series, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of SunAmerica. Each Fund has adopted a Distribution Plan on behalf of each class of shares of the Funds (other than Class W shares of each of the Funds and Class A shares of the Strategy Funds) (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, Class B Plan, and Class C Plan of each Fund, as applicable, other than the Strategy Funds, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Funds, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C Plans. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class's Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Funds, the Plans provide that each class of shares of each Fund will also pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the six months ended April 30, 2019, ACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

The Series, on behalf of the AIG Focused Dividend Strategy Fund, AIG Select Dividend Growth Fund and AIG Strategic Value Fund, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative

NOTES TO FINANCIAL STATEMENTS — April 30, 2019 — (unaudited) (continued)

and shareholder services to Class W shareholders. For the six months ended April 30, 2019, ACS earned fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

ACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. ACS has advised the Funds that for the six months ended April 30, 2019, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class B	Class C
Fund	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
AIG Multi-Asset Allocation	$67,658	$9,426	$48,657	$—	$17,263	$196
AIG Active Allocation	35,054	5,753	23,940	23	2,397	1,575
AIG Focused Dividend Strategy	1,921,635	147,511	1,482,188	41,442	284,826	88,190
AIG Strategic Value	40,302	6,851	27,372	—	—	390
AIG Select Dividend Growth	7,814	2,780	3,803	—	—	210

The Series, on behalf of each Fund, has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, DST Asset Manager Solutions, Inc. ("DST"), in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, pursuant to which AFS receives a fee from each Fund (except the Strategy Funds) to compensate AFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended April 30, 2019, the Funds incurred the following expenses, which are included in transfer agent fees payable in the Statements of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations, to compensate AFS pursuant to the terms of the Service Agreement.

	Expense				Payable at April 30, 2019
Fund	Class A	Class B	Class C	Class W	Class A	Class B	Class C	Class W
AIG Focused Dividend Strategy	$3,536,551	$390,295	$3,216,142	$5,241,257	$573,943	$63,967	$529,732	$849,988
AIG Strategic Value	209,819	—	13,294	4,364	35,342	—	2,211	738
AIG Select Dividend Growth	40,717	—	4,414	1,725	7,023	—	911	329

Note 4.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2019 were as follows:

	AIG Multi-Asset Allocation Portfolio	AIG Active Allocation Portfolio	AIG Focused Dividend Strategy Portfolio	AIG Strategic Value Portfolio	AIG Select Dividend Growth Portfolio
Purchases (excluding U.S. government securities)	$4,673,447	$5,811,010	$2,120,720,478	$113,250,612	$5,771,736
Sales (excluding U.S. government securities)	17,861,469	14,349,291	3,764,868,513	116,282,391	2,504,635
Purchases of U.S. government securities	—	—	—	—	—
Sales of U.S. government securities	—	—	—	—	—

NOTES TO FINANCIAL STATEMENTS — April 30, 2019 — (unaudited) (continued)

Note 5.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund owned shares of the Underlying Funds. For the six months ended April 30, 2019, transactions in these securities were as follows:

AIG Multi-Asset Allocation

Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2018	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2019
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$113,411	$—	$12,801,800	$2,641,057	$884,868	$(354,701)	$977,085	$15,180,373
SunAmerica Equity Funds, AIG Japan Fund, Class A	—	957,495	7,427,072	974,541	478,626	17,636	(889,827)	7,050,796
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	342,838	—	12,208,304	367,188	683,752	(17,325)	12,376	11,886,791
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	155,990	—	5,363,626	168,165	341,876	(29,739)	158,752	5,318,928
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	209,362	—	24,610,274	258,065	2,267,504	(181,573)	841,736	23,260,998
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	136,438	—	6,093,720	148,614	341,876	2,510	(49,905)	5,853,063
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	104,096	337,574	7,708,834	456,281	1,010,251	32,792	(34,464)	7,153,192
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	256,518	3,321,574	23,788,819	3,626,793	1,367,504	(79,699)	(2,025,527)	23,942,882
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	292,155	2,347,192	24,309,149	2,688,049	1,367,504	245,211	(1,991,929)	23,882,976
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	15,901	—	23,136,540	1,058,435	1,361,335	(868,210)	102,771	22,068,201
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	1,859,290	11,157,469	1,881,206	2,615,377	349,129	(1,063,284)	9,709,143
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A	—	2,552,796	13,249,819	3,276,190	748,735	28,997	(1,259,101)	14,547,170
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	479,190	234,122	23,276,915	762,013	1,367,504	(43,552)	951,585	23,579,457
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	2,529,418	26,997,885	2,578,120	1,367,504	146,140	(2,491,732)	25,862,909
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	159,474	1,356,487	17,535,016	1,550,051	1,657,253	7,608	(664,671)	16,770,751
	$2,265,373	$15,495,948	$239,665,242	$22,434,768	$17,861,469	$(744,776)	$(7,426,135)	$236,067,630

†  Includes reinvestment of distributions paid.

NOTES TO FINANCIAL STATEMENTS — April 30, 2019 — (unaudited) (continued)

AIG Active Allocation

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2018	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2019
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$76,470	$—	$8,651,279	$1,744,994	$678,395	$(257,943)	$709,584	$10,169,519
SunAmerica Equity Funds, AIG Japan Fund, Class A	—	440,517	3,427,424	766,886	261,171	(52,338)	(342,168)	3,538,633
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	247,719	—	9,002,626	316,023	1,417,196	(30,159)	16,926	7,888,220
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	178,094	—	6,240,565	225,165	1,375,198	(87,584)	232,147	5,235,095
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	157,928	—	18,734,010	301,248	2,220,988	(172,244)	675,128	17,317,154
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	234,611	—	10,695,604	313,531	1,713,196	(84,369)	(10,789)	9,200,781
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	88,264	286,913	6,575,203	425,604	455,996	15,873	(15,788)	6,544,896
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	100,591	1,304,885	9,375,580	1,479,088	1,065,196	(64,955)	(783,166)	8,941,351
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	154,608	1,242,127	12,906,334	2,238,527	909,025	150,931	(1,054,026)	13,332,741
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	2,717	—	3,966,216	231,483	284,914	(31,763)	(94,891)	3,786,131
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	2,358,392	14,203,234	2,709,773	1,003,996	107,849	(913,124)	15,103,736
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	—	2,436,464	12,699,460	3,833,050	956,511	37,666	(1,161,327)	14,452,338
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	106,197	53,081	5,294,347	201,040	1,102,199	86,015	108,256	4,587,459
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	808,035	8,664,626	1,270,359	617,313	66,311	(807,935)	8,576,048
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	37,654	321,065	4,163,830	390,571	287,997	(2,358)	(151,987)	4,112,059
	$1,384,853	$9,251,479	$134,600,338	$16,447,342	$14,349,291	$(319,068)	$(3,593,160)	$132,786,161

†  Includes reinvestment of distributions paid.

NOTES TO FINANCIAL STATEMENTS — April 30, 2019 — (unaudited) (continued)

At April 30, 2019, AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund, each owned 5% or more of the outstanding shares of the following Funds:

	Holder
Fund	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund
AIG Strategic Value	11.17%	6.24%
AIG Select Dividend Growth	51.50%	19.23%

The Strategy Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Strategy Funds within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Funds.

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales and partnerships.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2018
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
AIG Multi-Asset Allocation	$2,315,243	$—	$4,168,309	$5,559,597	$—
AIG Active Allocation	400,340	6,086,432	4,649,229	3,577,219	—
AIG Focused Dividend Strategy	28,106,520	536,009,067	646,560,315	521,399,632	885,785,197
AIG Strategic Value	8,436,294	14,300,198	7,844,987	1,652,463	—
AIG Select Dividend Growth	1,735,582	3,881,048	(1,507,137)	1,064,512	1,921,848

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The Portfolio's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended October 31, 2018.

Portfolio	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
AIG Multi-Asset Allocation	$7,375,316	$15,536,865
AIG Active Allocation	98,415	—
AIG Focused Dividend Strategy	—	—
AIG Strategic Value	—	—
AIG Select Dividend Growth	—	—

NOTES TO FINANCIAL STATEMENTS — April 30, 2019 — (unaudited) (continued)

As of April 30, 2019, the amounts of aggregate unrealized gain (loss) and the cost of the investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
Cost (tax basis)	$239,325,456	$131,730,092	$10,466,141,909	$201,924,512	$44,929,576
Appreciation	10,246,155	4,536,219	1,438,600,854	19,085,692	4,060,810
Depreciation	(13,503,981)	(3,480,150)	(738,960,902)	(7,445,263)	(2,519,847)
Net unrealized appreciation (depreciation)	$(3,257,826)	$1,056,069	$699,639,952	$11,640,429	$1,540,963

On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. All required changes have been made in accordance with the Act.

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each series were as follows:

	AIG Multi-Asset Allocation Fund
	Class A				Class B
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018		For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	216,433	$3,796,606	1,881,413	$34,007,039	60,430	$1,054,848	105,602	$1,941,911
Reinvested dividends	281,512	4,774,434	195,320	3,545,061	16,499	279,993	16,231	294,580
Shares redeemed	(783,172)	(13,626,652)	(1,592,721)	(29,385,727)	(105,583)	(1,811,006)	(183,493)	(3,388,933)
Net increase (decrease) in shares outstanding before automatic conversion	(285,227)	(5,055,612)	484,012	8,166,373	(28,654)	(476,165)	(61,660)	(1,152,442)
Shares issued/ (reacquired) upon automatic conversion	140,673	2,429,069	1,654,191	30,394,921	(73,900)	(1,272,797)	(138,116)	(2,532,037)
Net increase (decrease)	(144,554)	$(2,626,543)	2,138,203	$38,561,294	(102,554)	$(1,748,962)	(199,776)	$(3,684,479)

NOTES TO FINANCIAL STATEMENTS — April 30, 2019 — (unaudited) (continued)

	AIG Multi-Asset Allocation Fund
	Class C
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	63,956	$1,104,830	101,496	$1,864,363
Reinvested dividends	21,862	370,777	73,097	1,325,982
Shares redeemed	(161,756)	(2,817,369)	(2,071,095)	(37,401,832)
Net increase (decrease) in shares outstanding before automatic conversion	(75,938)	(1,341,762)	(1,896,502)	(34,211,487)
Shares issued/ (reacquired) upon automatic conversion	(66,978)	(1,156,272)	(1,520,677)	(27,862,884)
Net increase (decrease)	(142,916)	$(2,498,034)	(3,417,179)	$(62,074,371)

	AIG Active Allocation Fund
	Class A				Class B
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018		For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	173,895	$2,756,060	1,181,661	$20,659,137	32,557	$520,376	44,584	$778,841
Reinvested dividends	401,915	6,342,039	130,998	2,310,628	39,633	618,798	13,168	230,020
Shares redeemed	(483,164)	(7,826,263)	(1,144,826)	(20,338,380)	(94,766)	(1,499,265)	(126,871)	(2,238,842)
Net increase (decrease) in shares outstanding before automatic conversion	92,646	1,271,836	167,833	2,631,385	(22,576)	(360,091)	(69,119)	(1,229,981)
Shares issued/ (reacquired) upon automatic conversion	47,293	771,798	856,729	15,214,228	(28,681)	(463,314)	(52,369)	(920,609)
Net increase (decrease)	139,939	$2,043,634	1,024,562	$17,845,613	(51,257)	$(823,405)	(121,488)	$(2,150,590)

NOTES TO FINANCIAL STATEMENTS — April 30, 2019 — (unaudited) (continued)

	AIG Active Allocation Fund
	Class C
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	55,570	$875,729	129,603	$2,293,162
Reinvested dividends	64,485	1,010,701	44,461	778,225
Shares redeemed	(164,133)	(2,658,352)	(1,078,575)	(18,761,824)
Net increase (decrease) in shares outstanding before automatic conversion	(44,078)	(771,922)	(904,511)	(15,690,437)
Shares issued/ (reacquired) upon automatic conversion	(19,027)	(308,484)	(809,870)	(14,293,619)
Net increase (decrease)	(63,105)	$(1,080,406)	(1,714,381)	$(29,984,056)

	AIG Focused Dividend Strategy Fund
	Class A				Class B
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018		For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,990,596	$233,510,911	43,160,143	$788,291,541	839,911	$13,867,873	1,581,178	$28,860,316
Reinvested dividends	10,542,743	173,617,171	20,884,529	383,698,068	1,038,496	16,946,838	1,764,046	32,200,445
Shares redeemed	(46,778,990)	(769,986,295)	(106,034,820)	(1,936,974,781)	(3,224,654)	(53,123,190)	(4,271,319)	(77,473,260)
Net increase (decrease) in shares outstanding before automatic conversion	(22,245,651)	(362,858,213)	(41,990,148)	(764,985,172)	(1,346,247)	(22,308,479)	(926,095)	(16,412,499)
Shares issued/ (reacquired) upon automatic conversion	193,674	3,206,380	1,033,666	18,863,323	(142,704)	(2,330,210)	(84,789)	(1,523,744)
Net increase (decrease)	(22,051,977)	$(359,651,833)	(40,956,482)	$(746,121,849)	(1,488,951)	$(24,638,689)	(1,010,884)	$(17,936,243)

NOTES TO FINANCIAL STATEMENTS — April 30, 2019 — (unaudited) (continued)

	AIG Focused Dividend Strategy Fund
	Class C				Class W
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018		For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,313,149	$120,498,997	19,048,548	$347,636,653	33,437,963	$556,330,952	105,953,189	$1,944,240,451
Reinvested dividends	8,700,868	141,899,883	15,567,124	283,881,500	13,771,365	226,406,759	23,437,431	429,707,543
Shares redeemed	(27,766,956)	(455,387,868)	(50,348,514)	(906,870,160)	(80,553,641)	(1,328,580,504)	(120,127,741)	(2,179,751,815)
Net increase (decrease) in shares outstanding before automatic conversion	(11,752,939)	(192,988,988)	(15,732,842)	(275,352,007)	(33,344,313)	(545,842,793)	9,262,879	194,196,179
Shares issued/ (reacquired) upon automatic conversion	(52,733)	(876,170)	(959,549)	(17,339,579)	—	—	—	—
Net increase (decrease)	(11,805,672)	$(193,865,158)	(16,692,391)	$(292,691,586)	(33,344,313)	$(545,842,793)	9,262,879	$194,196,179

	AIG Strategic Value Fund
	Class A
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	178,861	$4,779,303	940,121	$28,730,867
Reinvested dividends	770,535	20,380,658	44,938	1,413,749
Shares redeemed	(480,737)	(13,144,650)	(978,138)	(30,688,113)
Net increase (decrease) in shares outstanding before automatic conversion	468,659	12,015,311	6,921	(543,497)
Shares issued/ (reacquired) upon automatic conversion	22,490	593,507	372,528	11,735,116
Net increase (decrease)	491,149	$12,608,818	379,449	$11,191,619

NOTES TO FINANCIAL STATEMENTS — April 30, 2019 — (unaudited) (continued)

	AIG Strategic Value Fund
	Class C				Class W
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018		For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	176,216	$4,058,200	19,948	$577,907	45,426	$1,215,218	86,564	$2,719,765
Reinvested dividends	43,394	1,053,157	4,195	122,358	15,630	413,256	621	19,533
Shares redeemed	(119,981)	(2,960,769)	(1,019,078)	(28,713,253)	(40,651)	(1,089,693)	(43,686)	(1,366,567)
Net increase (decrease) in shares outstanding before automatic conversion	99,629	2,150,588	(994,935)	(28,012,988)	20,405	538,781	43,499	1,372,731
Shares issued/ (reacquired) upon automatic conversion	(24,517)	(593,507)	(402,439)	(11,735,116)	—	—	—	—
Net increase (decrease)	75,112	$1,557,081	(1,397,374)	$(39,748,104)	20,405	$538,781	43,499	$1,372,731
	AIG Select Dividend Growth Fund
	Class A				Class C
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018		For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	218,166	$2,803,365	128,697	$2,251,300	304,107	$3,866,594	34,541	$589,424
Reinvested dividends	404,626	5,524,173	165,630	2,822,241	21,596	293,490	6,164	104,609
Shares redeemed	(205,216)	(2,900,372)	(465,193)	(8,030,816)	(90,384)	(1,226,236)	(25,789)	(443,946)
Net increase (decrease) in shares outstanding before automatic conversion	417,576	5,427,166	(170,866)	(2,957,275)	235,319	2,933,848	14,916	250,087
Shares issued/ (reacquired) upon automatic conversion	—	—	1,568	26,904	—	—	(1,578)	(26,904)
Net increase (decrease)	417,576	$5,427,166	(169,298)	$(2,930,371)	235,319	$2,933,848	13,338	$223,183

NOTES TO FINANCIAL STATEMENTS — April 30, 2019 — (unaudited) (continued)

	AIG Select Dividend Growth Fund
	Class W
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	73,523	$997,771	46,239	$798,712
Reinvested dividends	14,685	199,696	3,031	51,524
Shares redeemed	(29,210)	(396,199)	(16,448)	(286,755)
Net increase (decrease) in shares outstanding before automatic conversion	58,998	801,268	32,822	563,481
Shares issued/ (reacquired) upon automatic conversion	—	—	—	—
Net increase (decrease)	58,998	$801,268	32,822	$563,481

Note 8.  Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Series' custodian. Interest is currently payable on the committed lines of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of $25,000 on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended April 30, 2019, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
AIG Focused Dividend Strategy	21	$72,793	$33,093,401	3.74%
AIG Strategic Value	1	10	100,000	3.73%
AIG Select Dividend Growth	1	85	164,090	3.75%

As of April 30, 2019, there were no borrowings outstanding.

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended April 30, 2019, none of the Funds participated in this program.

AIG Funds

Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Directors

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

William F. Devin

Stephen J. Gutman

Eileen A. Kamerick

Officers

John T. Genoy, President
and Chief Executive Officer

Gregory R. Kingston, Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Donna McManus, Vice President and Assistant Treasurer

James Nichols, Vice President

Tim Pettee, Vice President

Gregory N. Bressler, Secretary

Kathleen Fuentes, Chief Legal Officer
and Assistant Secretary

Christopher C. Joe, Chief Compliance Officer

Matthew Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management, LLC.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Distributor

AIG Capital Services, Inc.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Shareholder Servicing Agent

AIG Fund Services, Inc.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02110

Transfer Agent

DST Asset Manager Solutions, Inc.
303 W 11th Street
Kansas City, MO 64105

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to securities held in the Funds which is available in the Series' Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA SERIES, INC. FUNDS

Information regarding how SunAmerica Series, Inc. Funds voted proxies relating to securities held in the SunAmerica Series, Inc. Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Series is required to file its complete schedule of portfolio holdings quarterly with the U.S. Securities and Exchange Commission on Form N-PORT. The Series' Forms N-PORT are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to AIG Funds, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

Go Paperless!!

Did you know that you have the option to
receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick — Fund documents will be received faster than via traditional mail.

It's Convenient — Elimination of bulky documents from personal files.

It's Cost Effective — Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

1	Go to www.aig.com/funds
2	Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note — this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, from the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

FOSAN - 4/19

aig.com/funds

Item 2.       Code of Ethics

Not applicable.

Item 3.       Audit Committee Financial Expert.

Not applicable.

Item 4.       Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a- 101), or this Item 10.

Item 11.  Controls and Procedures.

(a)         An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal contro1 over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)         (1)         Not applicable.

(2)         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3)         Not applicable.

(b)         Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes- Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: July 8, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: July 8, 2019